In-process research and development and goodwill	12 Months Ended
Dec. 31, 2015
In-process research and development and goodwill
In-process research and development and goodwill

4. In‑process research and development and goodwill

The gross carrying amount of in‑process research and development and goodwill is as follows (in thousands):

	As of December 31, 2014
	Cost	Additions	Disposals	Total
In-process research and development	$5,228	$—	$—	$5,228
Goodwill	2,200	—	—	2,200
Total	$7,428	$—	$—	$7,428

	As of December 31, 2015
	Cost	Additions	Disposals	Total
In-process research and development	$5,228	$31,323	$—	$36,551
Goodwill	2,200	5,056	—	7,256
Total	$7,428	$36,379	$—	$43,807

Goodwill and in‑process research and development as of December 31, 2014 and 2015 resulted from our acquisition of BioPancreate and our 2015 acquisition of product candidate COR-005 from Aspireo Pharmaceuticals, Ltd. (see Note 7).  In‑process research and development is initially measured at its fair value and is not amortized until commercialization. Once commercialization occurs, in‑process research and development will be amortized over its estimated useful life. We did not identify any indicators of impairment of our in‑process research and development as of December 31, 2015.